As filed with the Securities and Exchange Commission on March 31, 2006


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21169

           NEUBERGER BERMAN NEW YORK INTERMEDIATE MUNICIPAL FUND INC.
           ----------------------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
           Neuberger Berman New York Intermediate Municipal Fund Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2006

Date of reporting period: January 31, 2006

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                                                NEUBERGER BERMAN JANUARY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS New York Intermediate Municipal Fund Inc.
-----------------------------------------------------------------

PRINCIPAL AMOUNT                                  SECURITY@                                   RATING                    VALUE+
($000'S OMITTED)                                                                       MOODY'S        S&P     ($000'S OMITTED)


TAX-EXEMPT SECURITIES-BACKED BY INSURANCE (31.3%)


AMERICAN CAPITAL ACCESS
     1,060         Puerto Rico Ind., Tourist, Ed., Med., & Env. Ctrl. Fac.
                   Rev. (Polytechnic Univ. of Puerto Rico Proj.), Ser. 2002 A,
                   5.25%, due 8/1/16                                                                   A              1,105++
AMERICAN MUNICIPAL BOND ASSURANCE CORP.
     2,000         Metro. Trans. Au. (NY) Ref. Rev., Ser. 2002 A, 5.50%, due
                   11/15/15                                                                           AAA             2,210
     2,920         New York City (NY) IDA Civic Fac. Rev. (Packer Collegiate
                   Institute Proj.), Ser. 2002, 5.00%, due 6/1/22                      Aaa            AAA             3,049++
      960          New York City (NY) Muni. Wtr. Fin. Au. Wtr. & Swr. Sys.
                   Rev., Ser. 1992 A, 5.88%, due 6/15/13                               Aaa                            1,098
     2,025         New York City (NY) Trans. Fin. Au. Ref. Rev., Ser. 2002 C,
                   5.25%, due 8/1/17                                                                  AAA             2,181
     2,410         New York St. Dorm. Au. Rev. (Rochester Institute of
                   Technology Proj.), Ser. 2002 A, 5.25%, due 7/1/19                   Aaa                            2,587++
     3,000         Port Authority of NY & NJ Rev., Ser. 2002, 5.50%, due
                   12/15/12                                                                           AAA             3,230
     1,535         Ulster Co. (NY) Res. Rec. Agcy. Solid Waste Sys. Ref. Rev.,
                   Ser. 2002, 5.25%, due 3/1/16                                                       AAA             1,663
FINANCIAL GUARANTY INSURANCE CO.
      305          Metro. Trans. Au. (NY) Dedicated Tax Fund Rev., Ser. 2001 A,
                   5.25%, due 11/15/14                                                                AAA               330
FINANCIAL SECURITY ASSURANCE INC.
      500          Long Island (NY) Pwr. Au. Elec. Sys. Rev., Ser. 1998 A,
                   5.13%, due 12/1/16                                                  Aaa            AAA               523
     1,410         New York City (NY) Hlth. & Hosp. Corp. Rev., Ser. 2002 A,
                   5.50%, due 2/15/13                                                                 AAA             1,540
MUNICIPAL BOND INVESTORS ASSURANCE CORP.
     2,000         New York St. Dorm. Au. Insured Rev. (Long Island Jewish Med.
                   Ctr.), Ser. 1998, 5.00%, due 7/1/18                                                AAA             2,066++
     1,600         New York St. Dorm. Au. Insured Rev. (The Culinary Institute
                   of America), Ser. 1999, 5.38%, due 7/1/15                                          AAA             1,717++
     1,980         New York St. Dorm. Au. Rev. (New York Med. College Proj.),
                   Ser. 1998, 5.00%, due 7/1/21                                        Aaa            AAA             2,048++
                                                                                                                  ---------

                                                                                                                     25,347
                                                                                                                  ---------

TAX-EXEMPT SECURITIES-OTHER (126.4%)
     3,000         Albany (NY) IDA Civic Fac. Rev. (Charitable Leadership
                   Foundation Ctr. for Med. Science Proj.), Ser. 2002 A, 6.00%,
                   due 7/1/19                                                          Baa3                           3,216
      800          Brazos (TX) River Au. Ref. PCR (TXU Energy Co. LLC Proj.),
                   Ser. 2003 A, 6.75%, due 4/1/38 Putable 4/1/13                       Baa2           BBB-              895++
      750          Brazos (TX) River Au. Ref. Rev. (Reliant Energy, Inc.
                   Proj.), Ser. 1999 B, 7.75%, due 12/1/18                                            BBB-              822++
     1,000         Brazos (TX) River Harbor Navigation Dist. of Brazoria Co.
                   Env. Fac. Rev. (Dow Chemical Co. Proj.), Ser. 2002 A-4,
                   5.20%, due 5/15/33 Putable 5/15/08                                   A3             A-             1,028++
      500          Coshocton Co. (OH) Env. Imp. Ref. Rev. (Smurfit-Stone
                   Container Enterprises, Inc. Proj.), Ser. 2005, 5.13%, due
                   8/1/13                                                                              B                458++
     1,590         Cumberland Co. (PA) West Shore Area Au. Hosp. Rev., (Holy
                   Spirit Hosp. of the Sisters of Christian Charity Proj.),
                   Ser. 2001, 5.90%, due 1/1/17                                                       BBB+            1,700++
      400          Dallas-Fort Worth (TX) Int'l. Arpt. Fac. Imp. Corp. Rev.,
                   Ser. 2004 A-1, 6.15%, due 1/1/16                                    Ba2                              404++
     1,000         De Kalb Co. (GA) Dev. Au. Ref. PCR (General Motors Corp.

SEE NOTES TO SCHEDULE OF INVESTMENTS


                                                                                NEUBERGER BERMAN JANUARY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS New York Intermediate Municipal Fund Inc. cont'd
------------------------------------------------------------------------

PRINCIPAL AMOUNT                                  SECURITY@                                   RATING                    VALUE+
($000'S OMITTED)                                                                       MOODY'S        S&P     ($000'S OMITTED)
                   Proj.), Ser. 2002, 6.00%, due 3/15/21                               Ba2             BB               810++
     1,000         Dutchess Co. (NY) IDA Civic Fac. Ref. Rev. (Marist College
                   Proj.), Ser. 2003 A, 5.15%, due 7/1/17                              Baa1                           1,055++
     2,000         Dutchess Co. (NY) IDA Ind. Dev. Rev. (IBM Proj.), Ser. 1999,
                   5.45%, due 12/1/29                                                   A1             A+             2,120++
      500          Essex Co. (NY) Ind. Dev. Agcy. Solid Waste Disp. Rev. (Int'l
                   Paper), Ser. 2005 A, 5.20%, due 12/1/23                             Baa3           BBB               505++
      500          Guam Govt. Waterworks Au. Wtr. & Wastewater Sys. Rev., Ser.
                   2005, 5.50%, due 7/1/16                                             Ba2                              527
     2,000         Long Island Pwr. Au. (NY) Elec. Sys. Gen. Rev., Ser. 1998 A,
                   5.50%, due 12/1/13                                                  Aaa            AAA             2,247
     1,385         Lyons (NY) Comm. Hlth. Initiatives Corp. Fac. Rev., Ser.
                   2004, 5.50%, due 9/1/14                                              A2                            1,498
      500          Miami Beach (FL) Hlth. Fac. Au. Hosp. Ref. Rev. (Mount Sinai
                   Med. Ctr. of Florida Proj.), Ser. 2004, 6.25%, due 11/15/09         Ba2            BB+               532++
      980          Monroe Co. (NY) IDA Std. Hsg. Rev. (Collegiate Hsg.
                   Foundation - Rochester Institute of Technology Proj.), Ser.
                   1999 A, 5.25%, due 4/1/19                                           Baa3                             989++
     1,000         Monroe Co. (NY) Newpower Corp. Pwr. Fac. Rev., Ser. 2003,
                   5.10%, due 1/1/16                                                                  BBB             1,036
     1,000         Monroe Co. (NY) Pub. Imp. Ref. G.O., Ser. 1996, 6.00%, due
                   3/1/13                                                              Baa1           BBB+            1,114
     1,000         Morehouse Parish (LA) Ref. PCR (Int'l. Paper Co. Proj.),
                   Ser. 2001 A, 5.25%, due 11/15/13                                    Baa2           BBB             1,035++
     1,000         New York City (NY) G.O., Ser. 1998 J, 5.00%, due 8/1/11              A1             A              1,035
     1,000         New York City (NY) G.O., Ser. 2002 A, 5.75%, due 8/1/16              A1             A              1,102
      750          New York City (NY) G.O., Ser. 2002 C, 5.50%, due 8/1/15              A1             A                817
     4,000         New York City (NY) Hsg. Dev. Corp. Multi-Family Hsg. Rev.,
                   Ser. 2002 E-2, 5.05%, due 11/1/23                                   Aa2             AA             4,089
     1,000         New York City (NY) IDA Civic Fac. Rev. (Lycee Francais de
                   New York Proj.), Ser. 2002 A, 5.50%, due 6/1/15                                     A              1,052++
     1,030         New York City (NY) IDA Civic Fac. Rev. (Lycee Francais de
                   New York Proj.), Ser. 2002 A, 5.50%, due 6/1/17                                     A              1,077++
     1,000         New York City (NY) IDA Ind. Dev. Rev. (Brooklyn Navy Yard
                   Cogeneration Partners, L.P. Proj.), Ser. 1997, 6.20%, due
                   10/1/22                                                             Ba1            BBB-            1,057++
      500          New York City (NY) IDA Ind. Dev. Rev. (Harlem Auto Mall
                   Proj.), Ser. 2004, 5.13%, due 12/30/23                              Ba2             BB               358++
      750          New York City (NY) IDA Spec. Fac. Rev. (American Airlines,
                   Inc. J.F.K. Int'l Arpt. Proj.), Ser. 2005, 7.50%, due 8/1/16                        B-               768++
     2,000         New York City (NY) IDA Spec. Fac. Rev. (Term. One Group
                   Assoc. Proj.), Ser. 2005, 5.50%, due 1/1/19                         A3             BBB+            2,135++
      750          New York City (NY) Ind. Dev. Agcy. Liberty Rev. (7 World
                   Trade Center, LLC Proj.), Ser. 2005 A, 6.25%, due 3/1/15                            BB               783
     4,000         New York City (NY) Muni. Wtr. Fin. Au. Wtr. & Swr. Sys.
                   Rev., Ser. 2002 D, 5.25%, due 6/15/15                               Aa2             AA             4,320
     3,000         New York City (NY) Trans. Fin. Au. Ref. Rev., Ser. 2002 B,
                   5.25%, due 2/1/29                                                   Aa1            AAA             3,210
      800          New York Convention Ctr. Operating Corp. Cert. of
                   Participation (Yale Bldg. Acquisition Proj.), Ser. 2003,
                   5.25%, due 6/1/08                                                   Aa1                              828
     2,000         New York St. Dorm. Au. Court Fac. Lease Rev. (New York City
                   Issue), Ser. 2003 A, 5.50%, due 5/15/17                             A2              A              2,229
     1,675         New York St. Dorm. Au. Insured Rev. (Long Island Univ.),
                   Ser. 2003 A, 5.25%, due 9/1/15                                      Baa3            AA             1,764++
     3,000         New York St. Dorm. Au. Ref. Rev. (North Gen. Hosp. Proj.),
                   Ser. 2003, 5.75%, due 2/15/17                                                      AA-             3,342++
     1,125         New York St. Dorm. Au. Rev. (City Univ. Sys. Proj.), Ser.



SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                NEUBERGER BERMAN JANUARY 31, 2006 (UNAUDITED)


SCHEDULE OF INVESTMENTS New York Intermediate Municipal Fund Inc. cont'd
------------------------------------------------------------------------

PRINCIPAL AMOUNT                                  SECURITY@                                   RATING                    VALUE+
($000'S OMITTED)                                                                       MOODY'S       S&P      ($000'S OMITTED)

                   1995 A, 5.63%, due 7/1/16                                           A2             AA-             1,270
     1,010         New York St. Dorm. Au. Rev. (Columbia Univ. Proj.), Ser.
                   2001 A, 5.25%, due 7/1/16                                           Aaa            AAA             1,106++
     2,985         New York St. Dorm. Au. Rev. (Lenox Hill Hosp. Oblig. Group
                   Proj.), Ser. 2001, 5.75%, due 7/1/14                                Ba2                            3,071++
     2,000         New York St. Dorm. Au. Rev. (Lenox Hill Hosp. Oblig. Group
                   Proj.), Ser. 2001, 5.75%, due 7/1/16                                Ba2                            2,049++
     2,000         New York St. Dorm. Au. Rev. (Mount Sinai NYU Hlth.), Ser.
                   2000 C, 5.50%, due 7/1/26                                           Ba1            BB              2,034++
      525          New York St. Dorm. Au. Rev. (New York Methodist Hosp.), Ser.
                   2004, 5.25%, due 7/1/18                                              A3                              558
      500          New York St. Dorm. Au. Rev. (North Shore-Long Island Jewish
                   Oblig. Group), Ser. 2003, 5.00%, due 5/1/18                          A3                              519++
     2,855         New York St. Dorm. Au. Rev. (Rivington House Hlth. Care
                   Fac.), Ser. 2002, 5.25%, due 11/1/15                                Aa1                            3,055++
     3,000         New York St. Dorm. Au. Rev. (SS Joachim & Anne Residence
                   Proj.), Ser. 2002, 4.60%, due 7/1/16                                Aa3                            3,017
      250          New York St. Dorm. Au. Secured Hosp. Ref. Rev. (Brookdale
                   Hosp. Med. Ctr.), Ser. 1998 J, 5.20%, due 2/15/16                   A2             AA-               260++
     5,500         New York St. Dorm. Au. St. Personal Income Tax Rev., Ser.
                   2003 A, 5.38%, due 3/15/17                                                         AA              6,075
     5,000         New York St. Energy Res. & Dev. Au. Fac. Rev. (Consolidated
                   Edison Co. of New York, Inc. Proj.), Ser. 2001 A, 4.70%, due
                   6/1/36                                                              A1              A+             5,013++
     1,000         New York St. Env. Fac. Corp. Solid Waste Disp. Rev. (Waste
                   Management, Inc. Proj.), Ser. 2004 A, 4.45%, due 7/1/17
                   Putable 7/1/09                                                                     BBB             1,014
     2,000         New York St. Mtge. Agcy. Homeowner Mtge. Rev., Ser. 1997-67,
                   5.70%, due 10/1/17                                                  Aa1                            2,060
     2,000         New York St. Pwr. Au. Rev., Ser. 2002 A, 5.25%, due 11/15/16        Aa2            AA-             2,176
      500          New York St. Urban Dev. Corp. Correctional & Youth Fac. Svc.
                   Rev., Ser. 2002 C, 4.00%, due 1/1/20                                A2             AA-               506
     1,325         New York St. Urban Dev. Corp. Proj. Ref. Rev. (Ctr. for Ind.
                   Innovation), Ser. 1995, 6.25%, due 1/1/09                           A2             AA-             1,422
     2,000         Niagara Co. (NY) IDA Civic Fac. Rev. (Niagara Univ. Proj.),
                   Ser. 2001 A, 5.50%, due 11/1/16                                                    AA              2,143++
     2,500         Niagara Co. (NY) IDA Solid Waste Disp. Fac. Ref. Rev.
                   (American Ref.-Fuel Co. of Niagara), Ser. 2001 C, 5.63%, due
                   11/15/24                                                            Baa3           BB+             2,622++
      910          Puerto Rico Children's Trust Tobacco Settlement Asset-Backed
                   Rev., Ser. 2002, 5.38%, due 5/15/33                                 Baa3           BBB               930
     1,000         Santa Rosa (CA) Rancheria Tachi Yokut Tribe Enterprise Rev.,
                   Ser. 2003, 6.13%, due 3/1/13                                                       BBB             1,013
     1,000         Tobacco Settlement Fin. Corp. (LA) Tobacco Settlement
                   Asset-Backed Rev., Ser. 2001 B, 5.50%, due 5/15/30                  Baa3           BBB             1,042
     3,000         Triborough Bridge & Tunnel Au. (NY) Gen. Purp. Ref. Rev.,
                   Ser. 2002 B, 5.25%, due 11/15/18                                    Aa2            AA-             3,241
      500          United Nations (NY) Dev. Corp. Sr. Lien Ref. Rev., Ser. 2004
                   A, 5.25%, due 7/1/17                                                A3                               516
      500          Verrado (AZ) Comm. Fac. Dist. Number 1 G.O., Ser. 2003,
                   6.15%, due 7/15/17                                                                 BB-               535
      250          Virgin Islands Pub. Fin. Au. Refinery Fac. Rev. (HOVENSA
                   Refinery), Ser. 2003, 6.13%, due 7/1/22                             Baa3           BBB               270
      750          Virgin Islands Pub. Fin. Au. Rev. (Sub. Lien/Cap. Proj.),
                   Ser. 1998 E, 6.00%, due 10/1/22                                                    BBB               794
     1,000         Westchester Co. (NY) IDA Continuing Care Retirement Comm.
                   Rev. (Kendal on Hudson Proj.), Ser. 2003 B, 5.70%, due
                   1/1/34                                                                             BB              1,019++


SEE NOTES TO SCHEDULE OF INVESTMENTS


                                                                                NEUBERGER BERMAN JANUARY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS New York Intermediate Municipal Fund Inc. cont'd
------------------------------------------------------------------------

PRINCIPAL AMOUNT                           SECURITY@                                           RATING                   VALUE+
($000'S OMITTED)                                                                       MOODY'S        S&P     ($000'S OMITTED)
     1,000         Yonkers (NY) IDA Civic Fac. Rev. (Comm. Dev. Properties -
                   Yonkers, Inc.), Ser. 2001 A, 6.25%, due 2/1/16                       Baa3          BBB-            1,103++
                                                                                                                  ---------
                                                                                                                    102,390
                                                                                                                  ---------
TAX-EXEMPT VARIABLE RATE DEMAND NOTES (0.4%)(u)
      300          New York City (NY) Muni. Wtr. Fin. Au. Wtr. & Swr. Sys.
                   Rev., Ser. 2002 D, 3.07%, due 2/1/06                                VMIG1          A-1+              300
                                                                                                                  ---------
                   TOTAL INVESTMENTS (158.1%) (COST $125,749)                                                       128,037##

                   Cash, receivables and other assets, less liabilities (1.5%)                                        1,190
                   Liquidation Value of Auction Market Preferred Shares
                   [(59.6%)]                                                                                        (48,250)
                                                                                                                  ---------

                   TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)                                      $80,977
                                                                                                                  ---------

                                   NEUBERGER BERMAN JANUARY 31, 2006 (UNAUDITED)


NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------

+ Investments in securities by Neuberger Berman California Intermediate Municipal Fund Inc. ("California"), Neuberger Berman Intermediate Municipal Fund Inc. ("Intermediate"), and Neuberger Berman New York Intermediate Municipal Fund Inc. ("New York") (individually a "Fund", and collectively, the "Funds") are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. For all other securities, bid prices are obtained from principal market makers in those securities or, if quotations are not readily available, by methods the Funds' Board of Directors has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

## At January 31, 2006, selected Fund information on a U.S. Federal income tax basis was as follows:
                                          GROSS          GROSS
     (000'S OMITTED)                 UNREALIZED     UNREALIZED    NET UNREALIZED
     NEUBERGER BERMAN     COST     APPRECIATION   DEPRECIATION      APPRECIATION

     CALIFORNIA       $153,973           $4,477           $254            $4,223
     INTERMEDIATE      468,339           13,994            989            13,005
     NEW YORK          125,749            2,906            618             2,288

@ At time of investment, municipal securities purchased by the Funds are within the four highest rating categories (with respect to at least 80% of total assets) assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc., Standard & Poor's, or Fitch Investors Services, Inc. or, where not rated, are determined by the Funds' investment manager to be of comparable quality. Approximately 78%, 74%, and 57% of the municipal securities held by California, Intermediate, and New York, respectively, have credit enhancement features backing them, which the Funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the Funds. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the Funds the right to sell back the issue on the date specified.

++   Security is guaranteed by the corporate or non-profit obligor.

** Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A and have been deemed by the adviser to be liquid. At January 31, 2006, these securities amounted to $6,326,000 or 2.1% of net assets applicable to common shareholders for Intermediate.

^^   Not rated by a NRSRO.

(u) Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of January 31, 2006.

(0) Security is subject to a guarantee provided by State Street Bank & Trust Co., backing 37% of the total principal.

^ Security is subject to a guarantee provided by National Australia Bank, backing 25% of the total principal.


For more information on the Funds' significant accounting policies, please refer to the Funds' most recent annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman New York Intermediate Municipal Fund Inc.


By: /s/ Peter E. Sundman
    ----------------------------
    Peter E. Sundman
    Chief Executive Officer

Date: March 30, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Peter E. Sundman
    ----------------------------
    Peter E. Sundman
    Chief Executive Officer

Date: March 30, 2006


By: /s/ John M. McGovern
    ----------------------------
    John M. McGovern
    Treasurer and Principal Financial
    and Accounting Officer

Date: March 30, 2006